REIMBURSEMENT RIGHTS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2024
REIMBURSEMENT RIGHTS AND OBLIGATIONS
REIMBURSEMENT RIGHTS AND OBLIGATIONS

NOTE 14 – REIMBURSEMENT RIGHTS AND OBLIGATIONS

	12/31/2024			12/31/2023			12/31/2024	12/31/2023

	AIC	CCC	Adjustment factor	AIC	CCC	Adjustment factor	Total
Right to compensation	356,173	2,269,962	79,613	505,992	2,786,468	389,438	2,705,748	3,681,898
Expected credit losses	—	(340,063)	—	—	(340,063)	—	(340,063)	(340,063)
Opening balance as of January 1	356,173	1,929,899	79,613	505,992	2,446,405	389,438	2,365,685	3,341,835
Effect on cash flow:
Amortization	(221,504)	(441,257)	(79,613)	(172,708)	(552,325)	(309,825)	(742,374)	(1,034,858)
Interest received	(46,017)	(65,701)	—	(40,550)	(64,717)	—	(111,718)	(105,267)
Non-cash effect:
Interest incurred	24,164	77,578	—	63,439	100,536	—	101,742	163,975
Final balance on December 31	112,816	1,500,519	—	356,173	1,929,899	79,613	1,613,335	2,365,685
Right to compensation	112,816	1,840,582	—	356,173	2,269,962	79,613	1,953,398	2,705,748
Expected credit losses	—	(340,063)	—	—	(340,063)	—	(340,063)	(340,063)

Current	62,738	830,516	—	248,438	652,155	79,613	893,254	980,206
Non-current	50,078	670,003	—	107,735	1,277,744	—	720,081	1,385,479

14.1Fuel Consumption Account – CCC

Credits that represent the right to reimbursement of the Fuel Consumption Account – CCC, related to the costs of generating electricity in isolated systems, including costs related to the contracting of energy and power associated with own generation to serve the public electricity service, the charges and taxes of the electric sector and, also, the investments made.

14.2Reimbursement of Fixed Assets in Progress - AIC

According to Decree 9,022/2017, Eletrobras is not a guarantor of the RGR taken by third parties. However, it is responsible for the contractual management of financing contracts with RGR resources signed until November 2016, which must be transferred to the RGR, within a period of up to five days, counting from the date of effective payment by the debtor agent.

Accounting Policy

The rights to reimbursement, CCC and AIC, were measured initially at fair value and subsequently are adjusted for interest, monetary variations and receivables. The Company maintains provision for expected losses – ECL the amounts related to CCC that have not been inspected and approved by the regulator – ANEEL.